Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2018
Commitments and contingencies
Disclosure Of Firm Aircraft Delivery Schedule

		Firm	Firm Aircraft		Basic	Firm Aircraft
	Aircraft	Aircraft	Deliveries		price per	Deliveries
	Delivered at	Deliveries	Post Fiscal	Total	aircraft	Fiscal Years
	March 31,	Fiscal Year	Years	“Firm”	(U.S.$	2016-2018 at
	2018	2019	2018/2019	Aircraft	million)	March 31, 2017
2013 Contract	154	29	—	183	78.49	104
2014 Contract	—	—	135	135	102.50	—
Total	154	29	135	318		104

Disclosure Of Operating leases

	At March 31,
	2018	2017	2016
	Minimum	Minimum	Minimum
	payments	payments	payments
	€M	€M	€M
Due within one year	76.8	88.9	93.5
Due between one and five years	73.5	142.9	184.8
Due after five years	—	—	0.5
Total	150.3	231.8	278.8

Disclosure Of Finance leases

	At March 31,
	2018		2017		2016
		Present		Present		Present
		value of		value of		value of
	Minimum	Minimum	Minimum	Minimum	Minimum	Minimum
	payments	payments	payments	payments	payments	payments
	€M	€M	€M	€M	€M	€M
Due within one year	129.4	124.5	131.5	126.5	110.6	106.4
Due between one and five years	199.7	178.6	327.9	290.5	460.1	401.7
Due after five years	—	—	—	—	—	—
Total minimum lease payments	329.1	303.1	459.4	417.0	570.7	508.1
Less amounts allocated to future financing costs	(2.9)	(2.7)	(2.9)	(2.7)	(5.4)	(5.0)
Present value of minimum lease payments	326.2	300.4	456.5	414.3	565.3	503.1